General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
General And Administrative Expenses [Abstract]
Issued green tokens shares (in Shares)	2,162,010
Green tokens fair value	$ 237,821	$ 237,821